Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 170,064	$ 90,462
Restricted cash	842	816
Accounts receivable, net	1,239	428
Prepaid expenses and other current assets	4,661	1,371
Total current assets	176,806	93,077
Property and equipment, net	2,984	850
Right-of-use assets, net	12,737	2,641
Intangible assets, net	35,962	36,829
Other long-term assets	530	624
Total assets	229,019	134,021
Current liabilities:
Accounts payable	5,272	2,820
Accrued liabilities	14,125	2,375
Operating lease liabilities, current portion	915	1,595
Deferred revenue, current portion	4,267	6,470
Total current liabilities	24,579	13,260
Operating lease liabilities, net of current portion	12,212	1,598
Accrued liabilities, net of current portion	0	138
Deferred tax liabilities	880	880
Deferred revenue, net of current portion	1,381	3,261
Total liabilities	39,052	19,137
Commitments and contingencies (Note 6)
Redeemable noncontrolling interests	0	1,287
Shareholders' Equity (Deficit):
Ordinary shares, par value $0.0001; 500,000,000 and 282,424,991 shares authorized at December 31, 2021 and December 31, 2020, respectively; 270,120,548 and 170,000 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively	27	0
Additional paid-in capital	404,362	6,805
Accumulated other comprehensive loss	(790)	(686)
Accumulated deficit	(213,632)	(145,553)
Total shareholders' equity (deficit)	189,967	(139,434)
Total liabilities, redeemable noncontrolling interests, convertible preferred shares and shareholders' equity (deficit)	229,019	134,021
Series A Convertible Preferred Stock [Member]
Convertible preferred shares, $0.0001 par value; no shares authorized at December 31, 2021; 217,575,009 shares authorized at December 31, 2020
Temporary Equity, Carrying Amount, Attributable to Parent	0	157,689
Series B Convertible Preferred Stock [Member]
Convertible preferred shares, $0.0001 par value; no shares authorized at December 31, 2021; 217,575,009 shares authorized at December 31, 2020
Temporary Equity, Carrying Amount, Attributable to Parent	$ 0	$ 95,342